Income Taxes - Additional Information (Details)	12 Months Ended				21 Months Ended	36 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019 HKD ($)	Dec. 31, 2021 CNY (¥)
Income Taxes [Line Items]
Effective income tax rate	25.00%	25.00%	25.00%
Net operating loss carried forward	¥ 890,888,000
Unrecognized tax benefits	0
Interest and penalties related to potential underpaid income tax expenses	0
Increases (decreases) in unrecognized tax benefits in next 12 months	¥ 0
High and New Technology Enterprise
Income Taxes [Line Items]
Effective income tax rate	15.00%
High and New Technology Enterprise | Beijing Meikaida Education Technology Co., Ltd
Income Taxes [Line Items]
Effective income tax rate		15.00%	15.00%	15.00%
Scenario Forecast | Small Low-Profit Enterprises
Income Taxes [Line Items]
Effective income tax rate						20.00%
Annual taxable income						¥ 1,000,000
Percentage of taxable income, less than one thousand						25.00%
Percentage of taxable income, more than one thousand but less than three thousand						50.00%
Scenario Forecast | Small Low-Profit Enterprises | Minimum
Income Taxes [Line Items]
Annual taxable income						¥ 1,000,000
Scenario Forecast | Small Low-Profit Enterprises | Maximum
Income Taxes [Line Items]
Annual taxable income						¥ 3,000,000
Hong Kong
Income Taxes [Line Items]
Effective income tax rate			16.50%
Effective income tax profit | $					$ 2,000,000
Hong Kong | First HK$2,000 of Assessable Profit
Income Taxes [Line Items]
Effective income tax rate					8.25%
Hong Kong | Profit Exceeding HK$2,000
Income Taxes [Line Items]
Effective income tax rate					16.50%